Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
NOTE 14 — SUBSEQUENT EVENTS
Bonus Payout
On October 5, 2022, Amprius Holdings’ board of directors approved the acceleration of a cash bonus payment of approximately $
2,310
to Dr. Kang Sun, the Chief Executive Officer of Amprius Holdings and the Company. The payment of such cash bonus by Amprius Holdings has no effect on the cash or operating results of the Company.
Department of Energy (“DOE”) Grants
On October 11
, 2022
, the DOE’s Advanced Manufacturing Office awarded the Company a $
1,000
grant, which will be used to further mature the Company’s process for manufacturing nanowire-based silicon anodes. The grant will promote the maturation of its technology to achieve the Company’s goal of high volume, low-cost
ultra-high energy density battery production that significantly increases yield and throughput.
On October 19
, 2022
, the DOE’s Office of Manufacturing and Energy Supply Chains awarded the Company a $
50,000
cost sharing grant in connection with the U.S. government’s infrastructure spending plan to expand domestic manufacturing of batteries for electric vehicles and electrical grid. This cost sharing grant is dependent on the successful negotiation of a final contract, and among the terms to be finalized are the portion of relevant costs that will be covered by the grant.

14.	SUBSEQUENT EVENTS
Distribution of China Subsidiaries by Parent
During the first quarter of 2022, the Parent distributed shares in all of its other subsidiaries: (i) Amprius (Hong Kong) Limited, owner of Amprius (Nanjing) Co., Ltd., (ii) Amprius (Hong
Kong-2)
Limited, owner of Amprius (Wuxi) Co., Ltd. and (iii) Amprius Energy, Inc. to stockholders and optionees of the Parent. Distributions with respect to each of the distributed entities were made in proportion to current equity holdings in the Parent. All Parent equity holders received common stock in each such entity in proportion to their percentage holdings of the Parent shares on an as-converted
basis. Parent preferred holders also received a
non-convertible
preferred stock in each such entity with liquidation preferences in proportion to the relative preference amounts of their preferred stock held. At the conclusion of the distribution, the Parent’s sole assets were cash and ownership in the Company.

Grants
(1)
Subsequent to December 31, 2021 and through the date these financial statements were available to be issued, the Company granted 3,744,386 new options under the 2016 Plan at an average exercise price of $2.60 per share. The options vest over a 4
-year period commencing on the options vesting start date and expire in ten years. The fair value of the options issued was approximately $2.01 per share. There is approximately $7,519
of total unrecognized compensation expense related to these grants. To determine the fair value of common stock as of the grant date for options granted subsequent to December 31, 2021, the Company performed a linear interpolation between the March 29, 2022 valuation date and the fair value implied by the current Business Combination assuming an exchange ratio of 1.45823 shares of common stock of New Amprius, the surviving entity upon completion of the Business Combination, for each share of the common stock of the Company expected to be outstanding and an estimated date for the completion of the Business Combination.
Business Combination
Effective May 12, 2022, the Company entered into the Business Combination Agreement with Kensington and Merger Sub. Pursuant to the terms of the Business Combination Agreement, subject to customary closing conditions, including shareholder approval, the Merger will be consummated, Kensington will domesticate as a corporation under the laws of the state of Delaware, and Kensington will change its name to “Amprius Technologies, Inc.” The transactions contemplated by the Business Combination Agreement are subject to numerous conditions, and there can be no assurance that such conditions will be satisfied. In connection with the closing, the cash held in trust by Kensington (following satisfaction of redemption by public stockholders) will become available for general corporate purposes, along with any additional proceeds that may be received from any related equity financing that closes in connection with the closing of Business Combination.
The Company is expected to be the accounting acquirer and the Business Combination is expected to be accounted for as a “reverse recapitalization,” whereby the financial statements of the combined entity represent the continuation of the financial statements of the Company. Accordingly, the assets, liabilities and results of operations of the Company are expected to become the historical financial statements of the post-combination company, and Kensington’s assets, liabilities and results of operations is expected to be consolidated with Amprius beginning on the acquisition date. Operations prior to the Business Combination will be presented as those of the Company in future reports. The net assets of the Company are expected to be recognized at carrying value, with no goodwill or other intangible assets recorded. The Business Combination was consummated on September 14, 2022 as disclosed in Note 1.
Transfer of Lease
Effective May 1, 2022, the Parent assigned the Company the office lease that covers the facilities that the Company uses in its operations. Historically, the Company recognized this lease in its carved-out
financial statements, as it is the sole user of the underlying facilities in its operations.
Transfer of Intellectual Property
Effective May 12, 2022, the Parent assigned to the Company all patents and patent applications, as well as registered trademarks and trademark applications, used by the Company in its operations under an Intellectual Property Rights agreement. This transfer of intellectual property does not have any financial impact on the Company’s balance sheet.

(1)	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.

Termination of Intercompany Agreements
On June 8, 2022, the Parent and the Company entered an agreement to terminate the intercompany service and license agreements (“Intercompany Agreements”) upon the closing date of the Business Combination. The Parent and the Company will be released and discharged from any and all past, present and future claims; causes of action; damages; liabilities; costs and expenses; and compensation of any nature that either the Parent or the Company may assert or exercise against the other resulting from any Intercompany Agreements. The Parent and the Company will also waive and relinquish any rights to bring any action, suit, or proceeding for any claims against the other with respect to any and all matters related to the Intercompany Agreements.
The Company considers events or transaction that occur after the balance sheet date, but before the financial statements were available to be issued to provide additional evidence relative to certain estimates or identify matters that require additional disclosure. The Company has evaluated subsequent events through June 21, 2022, which is the date these financial statements were available to be issued. Management is not aware of any material events other than those mentioned above.